Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by product type (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	£ 10,886	£ 10,022
Financial liabilities, at fair value	(6,608)	(4,332)
Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	767	756
Financial liabilities, at fair value	(24)	0
Corporate debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	698	521
Financial liabilities, at fair value	(3)	0
Reverse repurchase and repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	(174)	(167)
Non-asset-backed loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	3,093	3,280
Financial liabilities, at fair value	0	0
Equity cash products [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	542	1,228
Financial liabilities, at fair value	0	0
Private equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	84	112
Financial liabilities, at fair value	0	0
Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,234	971
Financial liabilities, at fair value	(168)	(176)
Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,613	605
Financial liabilities, at fair value	(1,615)	(812)
Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	144	291
Financial liabilities, at fair value	(143)	(298)
Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	196	539
Financial liabilities, at fair value	(351)	(342)
Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,497	1,710
Financial liabilities, at fair value	(4,112)	(2,528)
Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	18	9
Financial liabilities, at fair value	£ (18)	£ (9)